Note 16 - Commitments and Contingencies: (Details) - Lease Revenue Commitments (USD $)	Sep. 30, 2014	Dec. 31, 2013
Lease Revenue Commitments [Abstract]
2015	$ 3,789,000	$ 3,903,000
2016	3,044,000	2,987,000
2017	2,262,000	2,364,000
2018	1,941,000	1,728,000
2019	1,567,000	1,486,000
Thereafter	3,126,000	3,060,000
	$ 15,729,000	$ 15,528,000